Retirement Plans (Tables)	12 Months Ended
May 31, 2014
Retirement Plan (Tables) [Abstract]
Schedule of Retirement Plan Costs
	2014	2013	2012
U.S. domestic and international pension plans	$484	$679	$524
U.S. domestic and international defined contribution plans	363	354	338
U.S. domestic and international postretirement healthcare plans	78	78	70

	$925	$1,111	$932

Schedule of Weighted-Average Actuarial Assumptions for Primary U.S. Retirement Plans
Weighted-average actuarial assumptions for our primary U.S. retirement plans, which represent substantially all of our PBO and accumulated postretirement benefit obligation ("APBO"), are as follows:
	Pension Plans			Postretirement Healthcare Plans
	2014	2013	2012	2014	2013	2012

Discount rate used to determine benefit obligation	4.60%	4.79%	4.44%	4.70%	4.91%	4.55%
Discount rate used to determine net periodic benefit cost	4.79	4.44	5.76	4.91	4.55	5.67
Rate of increase in future compensation levels
used to determine benefit obligation	4.56	4.54	4.62	-	-	-
Rate of increase in future compensation levels
used to determine net periodic benefit cost	4.54	4.62	4.58	-	-	-
Expected long-term rate of return on assets	7.75	8.00	8.00	-	-	-

Schedule of Plan Assets at Measurement Date
	Plan Assets at Measurement Date
	2014
			Target	Quoted Prices in Active Markets	Other Observable Inputs	Unobservable Inputs
Asset Class	Fair Value	Actual %	Range %	Level 1	Level 2	Level 3
Cash and cash equivalents	$313	2%	0-5%	$55	$258
Equities			35-55
U.S. large cap equity	5,196	24		55	5,141
International equities	2,652	12		2,206	446
Global equities	1,367	7			1,367
U.S. SMID cap equity	886	4		886
Private equities	276	1				$276
Fixed income securities			45-65
Corporate	5,758	27			5,758
Government	4,782	22			4,782
Mortgage backed and other	275	1			275
Other	(61)	-		(61)
	$21,444	100%		$3,141	$18,027	$276

	2013
			Target	Quoted Prices in Active Markets	Other Observable Inputs	Unobservable Inputs
Asset Class	Fair Value	Actual %	Range %	Level 1	Level 2	Level 3
Cash and cash equivalents	$456	2%	0 - 5%	$15	$441
Equities			35 - 55
U.S. large cap equity	5,264	28		37	5,227
International equities	2,271	12		1,904	367
U.S. SMID cap equity	1,741	9		1,741
Private equities	332	2				$332
Fixed income securities			45 - 65
Corporate	4,972	26			4,972
Government	3,888	20			3,888
Mortgage backed and other	200	1			200
Other	(77)	-		(83)	6
	$19,047	100%		$3,614	$15,101	$332

Schedule of Change in Fair Value of Level 3 Assets
	2014	2013
Balance at beginning of year	$332	$402
Actual return on plan assets:
Assets held during current year	(17)	(29)
Assets sold during the year	53	55
Purchases, sales and settlements	(92)	(96)

Balance at end of year	$276	$332

Schedule of Changes in the Pension and Postretirement Healthcare Plans' Benefit Obligation and Fair Value of Assets and Funded Status
	Pension Plans		Postretirement Healthcare Plans
	2014	2013	2014	2013
Accumulated Benefit Obligation ("ABO")	$23,805	$21,958
Changes in Projected Benefit Obligation ("PBO") and
Accumulated Postretirement Benefit Obligation ("APBO")
PBO/APBO at the beginning of year	$22,600	$22,187	$828	$790
Service cost	657	692	38	42
Interest cost	1,055	968	40	36
Actuarial loss (gain)	1,021	(652)	5	(17)
Benefits paid	(801)	(589)	(62)	(54)
Other	46	(6)	34	31
PBO/APBO at the end of year	$24,578	$22,600	$883	$828

Change in Plan Assets
Fair value of plan assets at the beginning of year	$19,433	$17,334	$-	$-
Actual return on plan assets	2,509	2,081	-	-
Company contributions	727	615	28	27
Benefits paid	(801)	(589)	(62)	(54)
Other	39	(8)	34	27
Fair value of plan assets at the end of year	$21,907	$19,433	$-	$-

Funded Status of the Plans	$(2,671)	$(3,167)	$(883)	$(828)

Amount Recognized in the Balance Sheet at May 31:
Noncurrent asset	$5
Current pension, postretirement healthcare and other
benefit obligations	(41)	$(48)	$(41)	$(39)
Noncurrent pension, postretirement healthcare and other
benefit obligations	(2,635)	(3,119)	(842)	(789)
Net amount recognized	$(2,671)	$(3,167)	$(883)	$(828)

Amounts Recognized in AOCI and not yet reflected in
Net Periodic Benefit Cost:
Net actuarial loss (gain)	$6,633	$6,993	$2	$(4)
Prior service (credit) cost and other	(670)	(781)	1	2
Total	$5,963	$6,212	$3	$(2)

Amounts Recognized in AOCI and not yet reflected in
Net Periodic Benefit Cost expected to be amortized in
next year's Net Periodic Benefit Cost:
Net actuarial loss	$300	$378	$-	$-
Prior service credit and other	(115)	(114)	-	-
Total	$185	$264	$-	$-

Schedule of Components of Pension Plans
Our pension plans included the following components at May 31 (in millions):

	PBO	Fair Value of Plan Assets	Funded Status

2014
Qualified	$23,439	$21,444	$(1,995)
Nonqualified	280	-	(280)
International Plans	859	463	(396)
Total	$24,578	$21,907	$(2,671)

2013
Qualified	$21,532	$19,047	$(2,485)
Nonqualified	322	-	(322)
International Plans	746	386	(360)
Total	$22,600	$19,433	$(3,167)

Schedule of Fair Value of Plan Assets for Pension Plans with an Obligation in Excess of Plan Assets
	PBO Exceeds the Fair Value of Plan Assets
	2014	2013

Pension Benefits
Fair value of plan assets	$21,543	$19,433
PBO	(24,219)	(22,600)
Net funded status	$(2,676)	$(3,167)

	ABO Exceeds the Fair Value of Plan Assets
	2014	2013

Pension Benefits
ABO(1)	$(23,447)	$(21,930)

Fair value of plan assets	21,542	19,404
PBO	(24,218)	(22,570)
Net funded status	$(2,676)	$(3,166)

(1)ABO not used in determination of funded status.

Schedule of Pension Plans Contributions
	2014	2013

Required	$645	$560
Voluntary	15	-
	$660	$560

Schedule of Net Periodic Benefit Cost
	Pension Plans			Postretirement Healthcare Plans
	2014	2013	2012	2014	2013	2012

Service cost	$657	$692	$593	$38	$42	$35
Interest cost	1,055	968	976	40	36	36
Expected return on plan assets	(1,495)	(1,383)	(1,240)	-	-	-
Recognized actuarial losses (gains) and other	267	402	195	-	-	(1)
Net periodic benefit cost	$484	$679	$524	$78	$78	$70

Schedule of Amounts Recognized in Other Comprehensive Income for All Plans
Amounts recognized in OCI for all plans for the years ended May 31 were as follows (in millions):

	2014				2013
	Pension Plans		Postretirement Healthcare Plans		Pension Plans		Postretirement Healthcare Plans
	Gross Amount	Net of Tax Amount	Gross Amount	Net of Tax Amount	Gross Amount	Net of Tax Amount	Gross Amount	Net of Tax Amount

Net (gain) loss and other
arising during period	$7	$8	$5	$3	$(1,350)	$(840)	$(17)	$(21)

Amortizations:
Prior services credit	115	69	-	-	114	66	-	-
Actuarial losses
and other	(382)	(231)	-	-	(516)	(297)	-	-
Total recognized in OCI	$(260)	$(154)	$5	$3	$(1,752)	$(1,071)	$(17)	$(21)

Schedule of Expected Future Benefit Payments
Benefit payments, which reflect expected future service, are expected to be paid as follows for the years ending May 31 (millions):

	Pension Plans	Postretirement Healthcare Plans
2015	$912	$41
2016	870	42
2017	954	44
2018	1,015	45
2019	1,120	46
2020-2024	7,398	267